Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 357,910	R$ 244,278	R$ 146,911
Gain from sale of farm	142,812	39,817
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	56,718	99,083
Reversal of provision for agricultural products after harvest	(2,040)	883
Cost of sales	319,214	228,319	136,362
Gross profit	236,186	155,742	47,876
Operating income (expenses)
Selling expenses	(10,536)	(10,087)	(6,676)
General and administrative expenses	(38,812)	(34,945)	(30,941)
Other operating income	(1,064)	35,432
Equity pickup	1,102	14,671	(4,425)
Operating income (loss)	186,876	160,813	(185)
Net financial income
Financial income	310,538	129,323	110,090
Financial expenses	297,616	137,879	76,646
Net income (loss) before taxes	199,798	152,257
Income and social contribution taxes	22,719	25,919	5,949
Net income (loss) for the year	177,079	126,338	R$ 27,310
Total assets	1,357,614	1,179,599
Total liabilities	477,081	423,735
Real estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	8,520	5,133
Gain from sale of farm	142,812	39,817
Gain (loss) on fair value of biological assets and agricultural products (Note 9)
Reversal of provision for agricultural products after harvest
Cost of sales	(1,788)
Gross profit	149,544	44,950
Operating income (expenses)
Selling expenses	(35)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	149,509	44,950
Net financial income
Financial income	93,460	20,843
Financial expenses	(116,502)	(5,158)
Net income (loss) before taxes	126,467	60,635
Income and social contribution taxes	(7,724)	(20,616)
Net income (loss) for the year	118,743	40,019
Total assets	777,664	624,417
Total liabilities
Grains [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	171,735	97,180
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	18,714	55,584
Reversal of provision for agricultural products after harvest	(2,040)	905
Cost of sales	(156,656)	(89,633)
Gross profit	31,753	64,036
Operating income (expenses)
Selling expenses	(10,885)	(9,730)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	20,868	54,306
Net financial income
Financial income	13,699	12,388
Financial expenses	(9,566)	(6,606)
Net income (loss) before taxes	25,001	60,088
Income and social contribution taxes	(8,500)	(20,430)
Net income (loss) for the year	16,501	39,658
Total assets	156,420	78,070
Total liabilities	85,486	73,610
Cotton [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	2,619
Reversal of provision for agricultural products after harvest
Cost of sales
Gross profit	2,619
Operating income (expenses)
Selling expenses
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	2,619
Net financial income
Financial income
Financial expenses
Net income (loss) before taxes	2,619
Income and social contribution taxes
Net income (loss) for the year	2,619
Total assets	12,955
Total liabilities
Sugarcane [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	160,476	138,143
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	34,511	43,952
Reversal of provision for agricultural products after harvest
Cost of sales	(142,303)	(134,028)
Gross profit	52,684	48,067
Operating income (expenses)
Selling expenses
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	52,684	48,067
Net financial income
Financial income	79,232	18,208
Financial expenses	(44,948)	(20,597)
Net income (loss) before taxes	86,968	45,678
Income and social contribution taxes	(29,569)	(15,531)
Net income (loss) for the year	57,399	30,147
Total assets	157,920	129,787
Total liabilities	43,482	52,310
Cattle raising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	16,795	4,081
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	1,526	239
Reversal of provision for agricultural products after harvest
Cost of sales	(17,118)	(4,378)
Gross profit	1,203	(58)
Operating income (expenses)
Selling expenses	(201)	(383)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	1,002	(441)
Net financial income
Financial income
Financial expenses
Net income (loss) before taxes	1,002	(441)
Income and social contribution taxes	(341)	150
Net income (loss) for the year	661	(291)
Total assets	39,135	35,438
Total liabilities
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	384	(259)
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	(652)	(692)
Reversal of provision for agricultural products after harvest		(22)
Cost of sales	(1,349)	(280)
Gross profit	(1,617)	(1,253)
Operating income (expenses)
Selling expenses	585	26
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(1,032)	(1,227)
Net financial income
Financial income	11,549	18,501
Financial expenses		(18,261)
Net income (loss) before taxes	10,517	(987)
Income and social contribution taxes	(3,576)	335
Net income (loss) for the year	6,941	(652)
Total assets	26,733	14,073
Total liabilities
Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products (Note 9)
Reversal of provision for agricultural products after harvest
Cost of sales
Gross profit
Operating income (expenses)
Selling expenses
General and administrative expenses	(38,812)	(34,945)
Other operating income	(1,064)	35,432
Equity pickup	1,102	14,671
Operating income (loss)	(38,774)	15,158
Net financial income
Financial income	112,598	59,383
Financial expenses	(126,600)	(87,257)
Net income (loss) before taxes	(52,776)	(12,716)
Income and social contribution taxes	26,991	30,173
Net income (loss) for the year	(25,785)	17,457
Total assets	186,787	297,814
Total liabilities	R$ 348,113	R$ 297,815